Schedule of fair value of investment properties (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance at beginning	R$ 3,639		R$ 3,051
Additions	124		14
Impairment	(32)		(22)
Depreciation	(58)		(63)
Write off	7
Transfers	(196)	[1]	(49)
Balance at ending	3,254		3,639
Cost	3,406		3,701
Accumulated depreciation	(152)		(62)
Net	3,254		3,639
Land [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	762		656
Additions	1
Impairment	(4)		(11)
Depreciation
Write off	4
Exchange rate changes	(58)		149
Transfers	54	[1]	(32)
Balance at ending	759		762
Cost	759		762
Accumulated depreciation
Net	759		762
Buildings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	2,859		2,385
Additions	91		6
Impairment	(28)		(11)
Depreciation	(58)		(63)
Write off	3
Exchange rate changes	(169)		557
Transfers	(243)	[1]	(15)
Balance at ending	2,455		2,859
Cost	2,607		2,921
Accumulated depreciation	(152)		(62)
Net	2,455		2,859
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	18		10
Additions	32		8
Impairment
Depreciation
Write off
Exchange rate changes	(3)		2
Transfers	(7)	[1]	(2)
Balance at ending	40		18
Cost	40		18
Accumulated depreciation
Net	R$ 40		R$ 18

[1]	Transfers to fixed assets